Non-life and Life and Health Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Components of non-life reserves
The Company’s gross liability for non-life reserves reported by cedants (case reserves) and those estimated by the Company (ACRs and IBNR reserves) at December 31, 2020 and 2019 was as follows (in thousands of U.S. dollars):

	December 31, 2020	December 31, 2019
Case reserves	$4,646,633	$4,203,052
ACRs	171,381	158,220
IBNR reserves	6,577,307	6,002,111
Non-life reserves	$11,395,321	$10,363,383

Reconciliation of the beginning and ending gross and net liability for non-life reserves
The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2020, 2019 and 2018 was as follows (in thousands of U.S. dollars):

	2020	2019	2018
Gross liability at beginning of year	$10,363,383	$9,895,376	$10,102,172
Reinsurance recoverable at beginning of year	754,795	850,946	719,998
Net liability at beginning of year	9,608,588	9,044,430	9,382,174
Net incurred losses related to: (1)(2)
Current year	3,945,248	3,716,988	3,417,366
Prior years	71,456	(56,848)	(248,719)
	4,016,704	3,660,140	3,168,647
Net paid losses related to:
Current year	(459,718)	(439,285)	(336,584)
Prior years	(2,772,886)	(2,651,385)	(2,585,403)
	(3,232,604)	(3,090,670)	(2,921,987)
Retroactive reinsurance recoverable (2)	—	(81,013)	—
Change in Paris Re reserve agreement (3)	—	—	(397,493)
Effects of foreign exchange rate changes and other	220,303	75,701	(186,911)
Net liability at end of year	$10,612,991	$9,608,588	$9,044,430
Reinsurance recoverable at end of year	782,330	754,795	850,946
Gross liability at end of year	$11,395,321	$10,363,383	$9,895,376

(1) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18. Non-life reserves allocated to Corporate and Other totaled $6 million and $9 million at December 31, 2019 and 2018, respectively. There were no incurred losses or non-life reserves allocated to Corporate and Other during 2020.
(2) In the fourth quarter of 2019, the Company entered into a loss portfolio transfer agreement transferring 100% of liabilities, including profit commissions, related to its wholesale managing general agent portfolio. As a result of the transaction, the Company recorded a reinsurance recoverable of $81 million and a related deferred gain of $14 million, which was included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheet at December 31, 2019. In the fourth quarter of 2020, the Company completed a business transfer to extinguish the remaining$70 million of non-life reserves and derecognized the $70 million of related reinsurance recoverables. As a result, during 2020, the $14 million deferred gain was recognized within Losses and loss expenses in the Consolidated Statement of Operations. At settlement, $64 million of invested assets were transferred, and there was a corresponding decrease in Other reinsurance balances payable.
(3) The change in reserve agreement includes adverse development on Paris Re’s reserves which were guaranteed by Axa under the reserve agreement. In 2018, this balance also includes the reduction of the guaranteed reserves following the commutation of the agreement in the fourth quarter of 2018.
Reconciliation of the beginning and ending gross and net liability for life and health reserves
The reconciliation of the beginning and ending gross and net liability for life and health reserves for the years ended December 31, 2020, 2019 and 2018 was as follows (in thousands of U.S. dollars):

	2020	2019	2018
Gross liability at beginning of period	$2,417,044	$2,198,080	$2,098,759
Reinsurance recoverable at beginning of period	16,183	11,829	9,287
Net liability at beginning of period	$2,400,861	$2,186,251	$2,089,472
Net incurred losses (1)	1,318,196	1,263,016	1,024,608
Net losses paid	(1,230,383)	(1,071,487)	(818,916)
Effects of foreign exchange rate changes and other	179,893	23,081	(108,913)
Net liability at end of period	$2,668,567	$2,400,861	$2,186,251
Reinsurance recoverable at end of period	35,662	16,183	11,829
Gross liability at end of period	$2,704,229	$2,417,044	$2,198,080

(1)During 2020, certain life and health treaties in the European region were recaptured, resulting in total gains upon recapture of $28 million, recorded as a reduction to net incurred losses.

Components of losses and loss expenses by segment
Losses and loss expenses in the Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018 were comprised as follows (in thousands of U.S. dollars):

	2020	2019	2018
Non-life (1)	$4,016,704	$3,660,140	$3,168,647
Life and Health	1,318,196	1,263,016	1,024,608
Losses and loss expenses	$5,334,900	$4,923,156	$4,193,255
(1) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18.
Incurred and paid claims development and average annual percentage payout of incurred claims by age, net of reinsurance	The information presented below for incurred and paid claims development for each of the years ended December 31, 2012 through 2019 and the average annual percentage payout of incurred claims by age, net of reinsurance, is presented as supplementary information and is unaudited. The tables below reflect losses incurred and paid losses translated to U.S. dollars at the exchange rate as of the balance sheet date whereas the Losses and loss expenses in the Consolidated Statement of Operations reflect losses incurred at the average exchange rate for the period.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,										December 31, 2020
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total of IBNR plus expected development on reported claims
2012	$2,639,688	$2,448,003	$2,290,439	$2,185,285	$2,153,160	$2,184,735	$2,161,359	$2,128,131	$2,113,301	$56,549
2013		2,878,960	2,701,251	2,524,503	2,471,199	2,438,378	2,410,942	2,407,964	2,389,223	93,466
2014			2,832,489	2,613,300	2,502,796	2,471,459	2,484,045	2,476,974	2,455,964	127,048
2015				2,884,189	2,593,622	2,488,546	2,504,538	2,505,549	2,481,206	171,655
2016					2,913,005	2,679,891	2,620,822	2,635,472	2,644,764	214,995
2017						2,955,964	2,937,200	2,894,231	2,881,721	336,779
2018							3,025,845	3,157,015	3,158,785	661,933
2019								3,438,573	3,666,589	1,322,179
2020									3,964,240	2,790,092
Total									$25,755,793	$5,774,696

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
2012	$282,336	$1,051,844	$1,435,654	$1,602,522	$1,706,226	$1,797,329	$1,846,856	$1,903,538	$1,924,585
2013		243,125	1,295,766	1,647,638	1,849,033	1,979,137	2,072,228	2,138,888	2,173,004
2014			302,881	1,311,827	1,616,215	1,825,493	1,967,077	2,076,264	2,154,230
2015				302,359	1,216,114	1,615,865	1,837,345	2,007,020	2,109,694
2016					322,009	1,363,347	1,721,704	1,997,281	2,125,590
2017						385,968	1,501,428	1,952,096	2,240,013
2018							258,601	1,430,969	2,010,369
2019								376,937	1,578,528
2020									445,338
Total									$16,761,351

Net reserves for Accident Years and exposures included in the triangles									$8,994,442
All outstanding liabilities before Accident Year 2012, net of reinsurance									1,242,482
Total outstanding liabilities for unpaid claims									$10,236,924

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE
Years	1	2	3	4	5	6	7	8	9
Non-life	11%	38%	16%	9%	6%	4%	3%	2%	1%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,										December 31, 2020
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total of IBNR plus expected development on reported claims
2012	$669,251	$665,457	$585,528	$569,161	$553,571	$553,162	$541,206	$530,578	$529,800	$1,389
2013		688,562	583,828	550,859	535,390	531,092	520,552	518,273	517,995	9
2014			517,561	471,863	450,396	448,016	444,502	442,768	441,020	958
2015				591,817	548,716	523,677	516,138	510,688	506,222	3,806
2016					726,247	684,070	637,316	617,028	613,810	(1,802)
2017						1,016,229	1,066,376	982,359	951,418	6,426
2018							854,166	899,055	886,662	82,052
2019								797,247	848,801	90,827
2020									1,183,875	656,924
Total									$6,479,603	$840,589

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
2012	$100,426	$358,758	$452,456	$486,598	$498,174	$507,557	$510,674	$518,029	$517,970
2013		90,133	341,662	442,974	477,517	495,869	498,952	503,187	505,337
2014			91,891	323,437	388,024	414,395	424,068	429,160	432,996
2015				96,019	354,874	443,500	472,059	483,099	488,049
2016					137,065	459,492	541,070	579,666	592,826
2017						223,598	729,810	839,658	891,247
2018							77,248	573,855	715,182
2019								69,729	479,960
2020									108,876
Total									$4,732,443

Net reserves for Accident Years and exposures included in the triangles									$1,747,160
All outstanding liabilities before Accident Year 2012, net of reinsurance									96,511
Total outstanding liabilities for unpaid claims									$1,843,671

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY
Years	1	2	3	4	5	6	7	8	9
Property	15%	52%	15%	6%	2%	1%	1%	1%	—%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,										December 31, 2020
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total of IBNR plus expected development on reported claims
2012	$687,962	$673,952	$645,961	$606,043	$588,811	$597,170	$592,669	$577,494	$569,594	$41,729
2013		800,809	796,525	747,617	729,592	725,500	721,980	719,484	705,107	77,368
2014			901,424	877,191	857,330	863,051	879,547	873,227	857,663	103,508
2015				899,355	840,261	816,250	858,788	861,603	855,377	147,031
2016					849,717	801,939	822,539	850,527	856,372	174,156
2017						761,089	729,564	757,962	767,640	216,810
2018							941,900	957,888	975,851	418,539
2019								1,214,328	1,223,746	745,117
2020									1,278,149	1,073,385
Total									$8,089,499	$2,997,643

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
2012	$51,015	$134,416	$203,970	$276,902	$333,006	$391,406	$422,362	$449,854	$467,395
2013		50,172	158,781	266,697	348,233	418,556	480,167	521,355	547,056
2014			71,742	209,570	313,465	413,742	501,473	573,308	637,432
2015				67,091	187,339	300,083	398,324	501,468	575,490
2016					33,049	163,317	263,687	380,668	468,089
2017						61,811	180,400	292,946	399,268
2018							62,403	238,134	375,961
2019								89,228	294,178
2020									97,584
Total									$3,862,453

Net reserves for Accident Years and exposures included in the triangles									$4,227,046
All outstanding liabilities before Accident Year 2012, net of reinsurance									1,059,637
Total outstanding liabilities for unpaid claims									$5,286,683

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - CASUALTY
Years	1	2	3	4	5	6	7	8	9
Casualty	7%	16%	13%	12%	11%	9%	6%	4%	3%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,										December 31, 2020
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total of IBNR plus expected development on reported claims
2012	$1,282,475	$1,108,594	$1,058,950	$1,010,081	$1,010,778	$1,034,403	$1,027,484	$1,020,059	$1,013,907	$13,431
2013		1,389,589	1,320,898	1,226,027	1,206,217	1,181,786	1,168,410	1,170,207	1,166,121	16,089
2014			1,413,504	1,264,246	1,195,070	1,160,392	1,159,996	1,160,979	1,157,281	22,582
2015				1,393,017	1,204,645	1,148,619	1,129,612	1,133,258	1,119,607	20,818
2016					1,337,041	1,193,882	1,160,967	1,167,917	1,174,582	42,641
2017						1,178,646	1,141,260	1,153,910	1,162,663	113,543
2018							1,229,779	1,300,072	1,296,272	161,342
2019								1,426,998	1,594,042	486,235
2020									1,502,216	1,059,783
Total									$11,186,691	$1,936,464

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
2012	$130,895	$558,670	$779,228	$839,022	$875,046	$898,366	$913,820	$935,655	$939,220
2013		102,820	795,323	937,967	1,023,283	1,064,712	1,093,109	1,114,346	1,120,611
2014			139,248	778,820	914,726	997,356	1,041,536	1,073,796	1,083,802
2015				139,249	673,901	872,282	966,962	1,022,453	1,046,155
2016					151,895	740,538	916,947	1,036,947	1,064,675
2017						100,559	591,218	819,492	949,498
2018							118,950	618,980	919,226
2019								217,980	804,390
2020									238,878
Total									$8,166,455

Net reserves for Accident Years and exposures included in the triangles									$3,020,236
All outstanding liabilities before Accident Year 2012, net of reinsurance									86,334
Total outstanding liabilities for unpaid claims									$3,106,570

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY
Years	1	2	3	4	5	6	7	8	9
Specialty	12%	46%	17%	8%	4%	2%	1%	1%	—%

Reconciliation of net incurred and paid claims development to Non-life reserves
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2020 was as follows (in thousands of U.S. dollars):

December 31, 2020
Total outstanding liability for unpaid claims
Property	$1,843,671
Casualty	5,286,683
Specialty	3,106,570
Total outstanding liabilities for unpaid claims	$10,236,924
Unallocated loss expenses	$186,523
U.S. health net reserves (1)	188,879
Other	665
Total other liabilities	$376,067
Net liability at end of year	$10,612,991

Reinsurance recoverable on paid and unpaid claims
Property	$327,935
Casualty	166,494
Specialty	287,901
Reinsurance recoverable at end of year	$782,330
Gross liability at end of year	$11,395,321

(1) U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.